INCOME TAXES (Details) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Operating Loss Carryforwards [Line Items]
Loss before Income Taxes	$ (12,260,796)	$ (4,409,785)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss before Income Taxes	(13,572,909)	(4,199,856)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss before Income Taxes	$ 1,312,113	$ (209,929)